Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year	6.50%	7.00%	7.50%
Rate to which cost trend rate gradually declines	4.75%	5.00%	5.00%
Year the rate reaches the level it is assumed to remain thereafter	2020	2016	2016